DEBT - Schedule of changes in carrying amount of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 95,605
Conversions		$ 6,947
Accretion of 7% Convertible Debentures discount	4,149	2,955
Balance at the end of the period	100,706	95,605
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	42,515	47,617
Conversions	0	6,947
Accretion of 7% Convertible Debentures discount	2,097	1,845
Balance at the end of the period	$ 44,612	$ 42,515